Expense Example, No Redemption - FidelityInternationalRealEstateFund-AMCIZPRO - FidelityInternationalRealEstateFund-AMCIZPRO - Fidelity International Real Estate Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor International Real Estate Fund - Class A
Expense Example, No Redemption:
1 Year	$ 690
3 Years	942
5 Years	1,216
10 Years	1,994
Fidelity Advisor International Real Estate Fund - Class C
Expense Example, No Redemption:
1 Year	198
3 Years	624
5 Years	1,079
10 Years	2,142
Fidelity Advisor International Real Estate Fund - Class M
Expense Example, No Redemption:
1 Year	492
3 Years	805
5 Years	1,141
10 Years	2,091
Fidelity Advisor International Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	94
3 Years	293
5 Years	509
10 Years	1,131
Fidelity Advisor International Real Estate Fund - Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	255
5 Years	444
10 Years	$ 990